Leases (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Leases [Abstract]
Leases expire		2032
Lease term		5 years
Rent expense	$ 676	$ 1,225